As filed with the Securities and Exchange Commission on August 13, 2019

File No. 333-18737

File No. 811-07989

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 64	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No. 66	[ X ]

METROPOLITAN WEST FUNDS

(Registrant Exact Name as Specified in Charter)

865 South Figueroa Street

Los Angeles, California 90017

(Address of Principal Executive Offices)

(213) 244-0000

(Registrant’s Telephone Number, including Area Code)

David B. Lippman

865 South Figueroa Street

Los Angeles, California 90017

(Name and Address of Agent for Service)

        It is proposed that this filing will become effective (check appropriate box).

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on July 29, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)
[ ]	on (date) pursuant to paragraph (a)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

Please send Copy of Communications to:

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, Forty-Eighth Floor

San Francisco, CA 94111

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 64 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Los Angeles and State of California on the 13th day of August, 2019.

Metropolitan West Funds

By:	/s/ David B. Lippman
David B. Lippman President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 64 to the Registration Statement of Metropolitan West Funds has been signed below by the following persons in the capacities indicated on the 13th day of August, 2019.

Signature	Capacity	Date

/s/ David B. Lippman David B. Lippman	President and Principal Executive Officer	August 13, 2019

/s/ Patrick Moore Patrick Moore	Trustee	August 13, 2019

/s/ Laird Landmann* Laird Landmann	Trustee	August 13, 2019

/s/ David DeVito David DeVito	Chief Financial Officer	August 13, 2019

/s/ Martin Luther King III* Martin Luther King III	Trustee	August 13, 2019

/s/ Andrew Tarica* Andrew Tarica	Trustee	August 13, 2019

/s/ Ronald J. Consiglio* Ronald J. Consiglio	Trustee	August 13, 2019

/s/ Peter McMillan* Peter McMillan	Trustee	August 13, 2019

/s/ Robert G. Rooney* Robert G. Rooney	Trustee	August 13, 2019

/s/ Patrick Haden* Patrick Haden	Trustee	August 13, 2019

*/s/ David A. Hearth David A. Hearth, Attorney-in-Fact pursuant to Power of Attorney		August 13, 2019

SCHEDULE OF EXHIBITS TO FORM N-1A

Metropolitan West Funds

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase